Acquisitions (Narrative) (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended			0 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Feb. 28, 2014
Acquisitions [Line Items]
Net purchase price	$ 57	$ 28	$ 40	$ 52	$ 41
Goodwill	2,067		2,018	1,995	1,960
Home Security of America, Inc. (HSA) [Member]
Acquisitions [Line Items]
Net purchase price						32
Goodwill						34
Other intangibles related to acquisitions						18
Pest control, termite and franchise acquisitions [Member]
Acquisitions [Line Items]
Net purchase price	25	28	40	49	41
Goodwill	16	21	24	35	28
Other intangibles related to acquisitions	$ 7	$ 6	$ 13	$ 13	$ 11